ML6-Q1

Quarterly Report
July 31, 2026
MFS®  Lifetime®  2060 Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 99.9%
Bond Funds – 4.9%
MFS Inflation-Adjusted Bond Fund - Class R6	766,444	$6,806,022
MFS Total Return Bond Fund - Class R6	725,294	6,810,509
		$13,616,531
International Equity Funds – 28.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	125,007	$2,802,668
MFS Blended Research International Equity Fund - Class R6	1,535,774	31,114,774
MFS Emerging Markets Equity Fund - Class R6	53,852	2,826,175
MFS International Growth Fund - Class R6	200,504	9,846,769
MFS International Intrinsic Equity Fund - Class R6	208,342	9,900,412
MFS International New Discovery Fund - Class R6	309,474	11,236,984
MFS Research International Fund - Class R6	389,777	11,342,510
		$79,070,292
Non-Traditional Funds – 10.5%
MFS Commodity Strategy Fund - Class R6	3,277,784	$14,160,028
MFS Global Real Estate Fund - Class R6	798,738	14,560,986
		$28,721,014
U.S. Equity Funds – 55.3%
MFS Blended Research Core Equity Fund - Class R6	289,623	$12,746,317
MFS Blended Research Growth Equity Fund - Class R6	478,563	13,887,911
MFS Blended Research Mid Cap Equity Fund - Class R6	1,554,696	27,393,736
MFS Blended Research Small Cap Equity Fund - Class R6	400,858	6,814,581
MFS Blended Research Value Equity Fund - Class R6	790,281	15,110,168
MFS Growth Fund - Class R6	69,200	13,966,617
MFS Mid Cap Growth Fund - Class R6	464,760	13,519,865
MFS Mid Cap Value Fund - Class R6	380,516	13,671,947
MFS New Discovery Fund - Class R6 (a)	87,170	3,424,043
MFS New Discovery Value Fund - Class R6	183,176	3,414,408
MFS Research Fund - Class R6	213,003	12,724,797
MFS Value Fund - Class R6	275,413	15,117,409
		$151,791,799
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.73% (v)	1,167,014	$1,167,247
Total Mutual Funds		$274,366,883

Other Assets, Less Liabilities – 0.1%		259,498
Net Assets – 100.0%		$274,626,381

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $274,366,883.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

Supplemental Information (unaudited) – continued
investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$274,366,883	$—	$—	$274,366,883
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$12,686,068	$114,048	$716,833	$50,936	$612,098	$12,746,317
MFS Blended Research Emerging Markets Equity Fund	2,834,144	131,231	335,486	136,795	35,984	2,802,668
MFS Blended Research Growth Equity Fund	14,163,082	479,327	1,150,167	65,324	330,345	13,887,911
MFS Blended Research International Equity Fund	30,271,257	565,188	1,703,694	538,839	1,443,184	31,114,774
MFS Blended Research Mid Cap Equity Fund	27,282,403	34,396	2,301,173	289,065	2,089,045	27,393,736
MFS Blended Research Small Cap Equity Fund	6,939,968	117,220	336,476	31,381	62,488	6,814,581
MFS Blended Research Value Equity Fund	15,005,384	5,705	1,308,267	178,262	1,229,084	15,110,168
MFS Commodity Strategy Fund	13,620,089	1,414,415	254,734	1,553	(621,295)	14,160,028
MFS Emerging Markets Equity Fund	2,801,077	128,565	232,436	77,052	51,917	2,826,175
MFS Global Real Estate Fund	13,625,521	684,291	508,537	21,798	737,913	14,560,986
MFS Growth Fund	14,265,831	549,045	883,404	11,375	23,770	13,966,617
MFS Inflation-Adjusted Bond Fund	6,615,234	456,925	56,312	(3,476)	(206,349)	6,806,022
MFS Institutional Money Market Portfolio	2,675,202	2,839,552	4,347,304	(21)	(182)	1,167,247
MFS International Growth Fund	9,478,463	402,647	233,069	2,021	196,707	9,846,769
MFS International Intrinsic Equity Fund	9,523,090	313,565	241,813	2,026	303,544	9,900,412
MFS International New Discovery Fund	10,986,263	244,226	288,669	5,989	289,175	11,236,984
MFS Mid Cap Growth Fund	13,639,816	268,789	483,046	(48,952)	143,258	13,519,865
MFS Mid Cap Value Fund	13,490,299	172,628	991,346	65,027	935,339	13,671,947
MFS New Discovery Fund	3,432,366	74,685	208,732	33,300	92,424	3,424,043
MFS New Discovery Value Fund	3,400,337	174,912	197,632	11,843	24,948	3,414,408
MFS Research Fund	12,635,416	170,365	488,459	1,412	406,063	12,724,797
MFS Research International Fund	10,905,550	165,862	366,851	18,469	619,480	11,342,510
MFS Total Return Bond Fund	6,586,438	396,581	57,780	(1,719)	(113,011)	6,810,509
MFS Value Fund	14,833,780	411,797	818,871	32,514	658,189	15,117,409
	$271,697,078	$10,315,965	$18,511,091	$1,520,813	$9,344,118	$274,366,883

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Blended Research International Equity Fund	$—	$—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	72,353
MFS Inflation-Adjusted Bond Fund	122,376	—
MFS Institutional Money Market Portfolio	24,243	—
MFS International Growth Fund	—	—
MFS International Intrinsic Equity Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	7,903	105,309
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	71,195	—
MFS Value Fund	62,392	—
	$288,109	$177,662